Schedule of provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Provisions [abstract]
Employee entitlements		$ 11	$ 502	$ 635
Fiscal		2,038	1,174
Litigation		181
Warranty			102	116
Remediation				353
Total current provisions	$ 2,291	2,230	1,778	1,104
Employee entitlements		13	76	57
Litigation		44
Total non-current provisions	$ 57	57	76	57
Total provisions		$ 2,287	$ 1,854	$ 1,162